Short-Term Investments - Schedule of Short-term Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 32,586	$ 60,286
Gross Unrealized Gain	4	3
Gross Unrealized Loss	(2)	(164)
Fair Value	32,588	60,125
U.S. Treasury Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	25,656	47,630
Gross Unrealized Gain	2	3
Gross Unrealized Loss	(1)	(122)
Fair Value	25,657	47,511
U.S. Government Agency Securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	6,930	12,656
Gross Unrealized Gain	2	0
Gross Unrealized Loss	(1)	(42)
Fair Value	$ 6,931	$ 12,614